Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Condensed Consolidated Statements of Operations and Comprehensive Income
NET REVENUE	$ 12,562,599	$ 29,163,616	$ 32,086,522
COST OF REVENUE	11,148,577	26,868,870	28,584,031
GROSS PROFIT	1,414,022	2,294,746	3,502,491
SELLING, GENERAL AND ADMINISTRATIVE, RESEARCH AND DEVELOPMENT EXPENSES	2,093,110	2,084,115	2,275,246
INCOME (LOSS) FROM OPERATIONS	(679,088)	210,631	1,227,245
Other income (expenses)
Interest income (expense), net	57,782	32,701	18,772
Investment income (loss)	966,711	217,593	(958,167)
Grant income	39,975	96,259	59,225
Other income (expenses)	(44,664)	130,450	22,759
Total Other income (expense)	1,019,804	477,003	(857,411)
INCOME BEFORE INCOME TAX PROVISION	340,716	687,634	369,834
PROVISION FOR INCOME TAXES	11,936	248,254	120,153
NET INCOME	328,780	439,380	249,681
Less: net income (loss) attributable to non-controlling interest	(85,688)	(56,141)	161,819
NET INCOME (LOSS) ATTRIBUTABLE TO QILIAN INTERNATIONAL HOLDING GROUP LIMITED	414,468	495,521	87,862
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	240,793	1,148,573	589,156
COMPREHENSIVE INCOME	569,573	1,587,953	838,837
Less: comprehensive income (loss) attributable to non - controlling interests	(70,153)	6,741	219,732
COMPREHENSIVE INCOME ATTRIBUTABLE TO QILIAN INTERNATIONAL HOLDING GROUP LIMITED	$ 639,726	$ 1,581,212	$ 619,105
Earnings (loss) per common share - basic	$ 0.01	$ 0.01	$ 0.00
Earnings (loss) per common share - diluted	$ 0.01	$ 0.01	$ 0.00
Weighted average shares - basic	35,750,000	35,750,000	35,750,000
Weighted average shares - diluted	35,750,000	35,750,000	35,750,000